Financial Investments - Summary of Financial Investments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [line items]
Debt Instrument Year Of Maturity	2030 years
Fixed deposits [member] | Later than three months [member]
Disclosure of financial assets [line items]
Deposits maturity	more than 90 days